Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue
	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$
Sale of goods	3,301,887	2,327,058	3,578,603	2,258,491

Schedule of Major Customers	Major customers
	As of December 31,
	2023	2022
Customer	% of total income	% of total income
A	18%	-
B	17%	-
C	11%	11%
D	-	18%
E	-	11%

Schedule of Income by Geographic	Income by geographic
	2023	2022	2021
	% of total income	% of total income	% of total income
Israel	66%	39%	80%
U.S. & Canada	17%	33%	9%
Rest of world	17%	28%	11%